Inventories	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Inventories	Inventories
Inventories comprise the following:

	2019			2018			2017		(a)
(€ million)	Gross value	Allowances	Carrying amount	Gross value	Allowances	Carrying amount	Gross value	Allowances	Carrying amount
Raw materials	1,163	(76)	1,087	1,099	(83)	1,016	1,041	(79)	962
Work in process	5,104	(582)	4,522	4,637	(549)	4,088	4,348	(656)	3,692
Finished goods	2,629	(244)	2,385	2,533	(160)	2,373	2,342	(178)	2,164
Total	8,896	(902)	7,994	8,269	(792)	7,477	7,731	(913)	6,818

(a)	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).

Allowances include write-downs of products on hand pending marketing approval.
Inventories pledged as security for liabilities amounted to €15 million as of December 31, 2019 (compared with €18 million as of December 31, 2018 and €18 million as of December 31, 2017).